Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of business combinations [text block] [Abstract]
Schedule of total purchase price paid
		As of June 12, 2019
		U.S. dollars in thousands
Purchase price:
Share consideration calculation:
Company’s market price per share	$1.0274
Number of shares to be issued	3,473,087
Share consideration		3,568
Cash consideration		5,587
Contingent consideration		2,008
Total purchase price		11,163
As of December 8, 2020
U.S. dollars in thousands
Purchase price:
Cash consideration	1,049
Contingent consideration	684
Total purchase price	1,733

Schedule of fair values of identifiable assets and liabilities
As of June 12, 2019
U.S. dollars in thousands
The fair values of the identifiable assets and liabilities:
Cash and cash equivalents	79
Accounts receivable – trade	130
Accounts receivable – other	175
Property, plant and equipment	14
Right of use assets	405
Servers	199
Technology and supplier relations*	4,651
Customer relations*	259
Short-term loan	(24)
Accounts payable – trade	(170)
Accounts payable – other	(343)
Contract liabilities	(99)
Lease liabilities	(443)
Deferred taxes liabilities	(1,026)
Total identifiable net assets at fair value	3,807
Goodwill	7,356
Total purchase price	11,163
As of December 8, 2020
U.S. dollars in thousands
The fair values of the identifiable assets and liabilities:
Cash and cash equivalents	30
Accounts receivable – trade	11
Accounts receivable – other	61
Customer relations*	515
Accounts payable – trade	(12)
Accounts payable – other	(2)
Contract liabilities	(139)
Total identifiable net assets at fair value	464
Goodwill	1,269
Total purchase price	1,733